                                                           FILE NUMBER 028-06458

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

        Report for the Calendar Year or Quarter Ended September 30, 2003

                       If amended report check here: _____

Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 12th day of November, 2003.

                                             By: /s/  William M Lane
                                                 ------------------------------
                                                 William M Lane, Vice President
                                                 for The Torray Corporation

September 30, 2003      Form 13F - The Torray Corporation

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          Item 1            Item 2   Item 3       Item 4      Item 5          Item 6              Item 7            Item 8
                                                                      --------------------------          --------------------------
                                                                              Invest                           Voting Authority
                            Title    CUSIP      Fair Market    Total  --------------------------          --------------------------
Name of Issuer             of Class  Number        Value      Shares  (a)Sole (b)Shared (c)Other Managers (a)Sole (b) Shared (c)None
--------------             --------  ------        ------     ------  ------- --------- -------- -------- ------- ---------- -------
Ambac Inc.                  Common  023139108    77,216,000 1,206,500   X                          All    1,206,500
Abbott Laboratories         Common  002824100    77,772,890 1,827,800   X                          All    1,827,800
Automatic Data Processing,
 Inc.                       Common  053015103    80,454,570 2,244,200   X                          All    2,244,200
American International
 Group, Inc.                Common  026874107    42,172,930   730,900   X                          All      730,900
Allied Capital Corporation  Common  01903Q108    39,312,033 1,598,700   X                          All    1,598,700
Amgen, Inc.                 Common  031162100    98,572,562 1,526,600   X                          All    1,526,600
American Express Company    Common  025816109    21,471,090   476,500   X                          All      476,500
Bank of America
 Corporation                Common  060505104    43,039,060   551,500   X                          All      551,500
Franklin Resources Inc.     Common  354613101    68,132,031 1,541,100   X                          All    1,541,100
Bristol-Myers Squibb
 Company                    Common  110122108    21,146,406   824,100   X                          All      824,100
Boston Scientific
 Corporation                Common  101137107    35,830,080   561,600   X                          All      561,600
Anheuser-Busch Cos. Inc.    Common  035229103    51,338,270 1,040,500   X                          All    1,040,500
Citigroup, Inc.             Common  172967101    28,892,342   634,857   X                          All      634,857
Cardinal Health, Inc.       Common  14149Y108    57,350,658   982,200   X                          All      982,200
Clear Channel
 Communications, Inc.       Common  184502102    72,226,140 1,885,800   X                          All    1,885,800
Charter One Financial       Common  160903100    50,385,960 1,646,600   X                          All    1,646,600
CarrAmerica Realty
 Corporation                Common  144418100    43,133,250 1,445,000   X                          All    1,445,000
Disney Company, The Walt    Common  254687106    42,738,213 2,118,900   X                          All    2,118,900
Echostar Corporation        Common  278262109    35,418,885   925,500   X                          All      925,500
Emerson Electric Company    Common  291011104    41,372,370   785,800   X                          All      785,800
First Data Corporation      Common  319963104    26,761,212   669,700   X                          All      669,700
Gannett Co., Inc.           Common  364730101    24,121,160   311,000   X                          All      311,000
Hughes Electronics
 Corporation                Common  370442832    29,693,250 2,075,000   X                          All    2,075,000
Honeywell International
 Inc.                       Common  438516106    57,110,990 2,167,400   X                          All    2,167,400
Hewlett-Packard Company     Common  428236103    15,125,968   781,300   X                          All      781,300
Int'l Business Machines
 Corporation                Common  459200101    50,136,108   567,600   X                          All      567,600
Intel Corporation           Common  458140100    14,599,557   530,700   X                          All      530,700
Illinois Tool Works Inc.    Common  452308109   102,994,544 1,554,400   X                          All    1,554,400
Johnson & Johnson           Common  478160104    30,538,984   616,700   X                          All      616,700
J.P. Morgan Chase & Co.     Common  46625H100    75,538,016 2,200,350   X                          All    2,200,350
Kimberly-Clark Corporation  Common  494368103    78,114,172 1,522,100   X                          All    1,522,100
Markel Corporation          Common  570535104    78,552,735   294,205   X                          All      294,205
Merck & Co., Inc.           Common  589331107    54,831,584 1,083,200   X                          All    1,083,200
Bank One Corporation        Common  06423A103    50,210,215 1,299,100   X                          All    1,299,100
Pfizer Inc.                 Common  717081103    25,941,482   853,900   X                          All      853,900
Procter & Gamble Company    Common  742718109    50,948,898   548,900   X                          All      548,900
Sun Microsystems, Inc.      Common  866810104     9,754,570 2,947,000   X                          All    2,947,000
Tribune Company             Common  896047107    52,050,600 1,134,000   X                          All    1,134,000
United Technologies
 Corporation                Common  913017109    68,671,008   888,600   X                          All      888,600
Wyeth                       Common  983024100    30,163,230   654,300   X                          All      654,300

                                              -------------
                                              1,953,834,023
                                              =============
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